Fair Values of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment		$ 2,624	$ 9,228
Impaired Financing Receivable, with Related Allowance, Recorded Investment			6,373
Impaired Financing Receivable, Related Allowance			1,613
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		2,624	2,855
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		2,624	$ 7,615
Fair Value Disclosure, Unobservable Input Range			Probability of default
Fair Value Inputs, Probability of Default			0.00%
Number of impaired loans requiring a valuation allowance | loan			3
Impaired Financing Receivable, Recorded Investment		2,624	$ 9,228
Impaired Financing Receivable, with Related Allowance, Recorded Investment			6,373
Impaired Financing Receivable, Related Allowance		$ 0	$ 1,613
Number of impaired loans not requiring a valuation allowance | loan		7	20
Impaired Financing Receivable, with No Related Allowance, Recorded Investment			$ 2,855
Impaired Loans, Cumulative Charge-Offs		$ 831	2,044
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 1,473	$ 2,574
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Appraisal adjustments(2)	Appraisal adjustments(2)
Fair Value Inputs, Comparability Adjustments		10.00%	10.00%
Impaired Loans [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 1,151	$ 5,041
Fair Value Measurements, Valuation Techniques		Present value of future cash flows	Present value of future cash flows
Fair Value Disclosure, Unobservable Input Range		Loan discount rate	Loan discount rate
Impaired Loans [Member] | Minimum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		4.00%	4.00%
Impaired Loans [Member] | Maximum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		5.25%	7.00%
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Comparability Adjustments		10.00%	10.00%
Impaired Loans [Member] | Weighted Average [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		5.11%	5.61%
Foreclosed Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 5,302	$ 2,847
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Liquidation Expenses(2)	Liquidation Expenses(2)
Fair Value Inputs, Discount Rate		10.00%	10.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.